Contract with Customers - Contract Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 17.2	$ 5.7
Non-current deferred mobilization and contract preparation costs	4.4	0.0
Total deferred mobilization and contract preparation asset	21.6	$ 5.7
Increase in deferred mobilization and contract preparation costs	15.9
Additional deferred contract preparation and mobilization costs	28.5
Capitalized contract cost, amortization	$ 12.6